Exhibit 99
Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	January 2013
Payment Date	2/15/2013
Transaction Month	25
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,219,072,241.43	55,496	56.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$255,000,000.00	0.28900%	February 15, 2012
Class A-2 Notes	$276,800,000.00	0.620%	July 15, 2013
Class A-3 Notes	$335,300,000.00	0.970%	January 15, 2015
Class A-4 Notes	$191,990,000.00	1.650%	May 15, 2016
Class B Notes	$33,440,000.00	2.380%	July 15, 2016
Class C Notes	$22,290,000.00	2.620%	October 15, 2016
Class D Notes	$22,290,000.00	3.210%	July 15, 2017
Total	$1,137,110,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,893,026.11

Principal:
Principal Collections	$13,736,392.02
Prepayments in Full	$9,033,898.78
Liquidation Proceeds	$427,600.49
Recoveries	$24,407.51
Sub Total	$23,222,298.80
Collections	$25,115,324.91

Purchase Amounts:
Purchase Amounts Related to Principal	$321,870.21
Purchase Amounts Related to Interest	$2,301.34
Sub Total	$324,171.55

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$25,439,496.46

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	January 2013
Payment Date	2/15/2013
Transaction Month	25
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$25,439,496.46
Servicing Fee	$386,597.97	$386,597.97	$0.00	$0.00	$25,052,898.49
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$25,052,898.49
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$25,052,898.49
Interest - Class A-3 Notes	$126,065.07	$126,065.07	$0.00	$0.00	$24,926,833.42
Interest - Class A-4 Notes	$263,986.25	$263,986.25	$0.00	$0.00	$24,662,847.17
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,662,847.17
Interest - Class B Notes	$66,322.67	$66,322.67	$0.00	$0.00	$24,596,524.50
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,596,524.50
Interest - Class C Notes	$48,666.50	$48,666.50	$0.00	$0.00	$24,547,858.00
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,547,858.00
Interest - Class D Notes	$59,625.75	$59,625.75	$0.00	$0.00	$24,488,232.25
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$24,488,232.25
Regular Principal Payment	$21,756,220.09	$21,756,220.09	$0.00	$0.00	$2,732,012.16
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,732,012.16
Residuel Released to Depositor	$0.00	$2,732,012.16	$0.00	$0.00	$0.00
Total		$25,439,496.46

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$21,756,220.09
Total					$21,756,220.09
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$21,756,220.09	$64.89	$126,065.07	$0.38	$21,882,285.16	$65.27
Class A-4 Notes	$0.00	$0.00	$263,986.25	$1.38	$263,986.25	$1.38
Class B Notes	$0.00	$0.00	$66,322.67	$1.98	$66,322.67	$1.98
Class C Notes	$0.00	$0.00	$48,666.50	$2.18	$48,666.50	$2.18
Class D Notes	$0.00	$0.00	$59,625.75	$2.68	$59,625.75	$2.68
Total	$21,756,220.09	$19.13	$564,666.24	$0.50	$22,320,886.33	$19.63

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	January 2013
Payment Date	2/15/2013
Transaction Month	25

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$155,956,785.06	0.4651261	$134,200,564.97	0.4002403
Class A-4 Notes	$191,990,000.00	1.0000000	$191,990,000.00	1.0000000
Class B Notes	$33,440,000.00	1.0000000	$33,440,000.00	1.0000000
Class C Notes	$22,290,000.00	1.0000000	$22,290,000.00	1.0000000
Class D Notes	$22,290,000.00	1.0000000	$22,290,000.00	1.0000000
Total	$425,966,785.06	0.3746047	$404,210,564.97	0.3554718

Pool Information
Weighted Average APR	4.496%	4.498%
Weighted Average Remaining Term	36.82	36.03
Number of Receivables Outstanding	30,831	30,057
Pool Balance	$463,917,563.68	$440,161,499.07
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$425,966,785.06	$404,210,564.97
Pool Factor	0.3805497	0.3610627

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$12,190,722.41
Targeted Credit Enhancement Amount	$12,190,722.41
Yield Supplement Overcollateralization Amount	$35,950,934.10
Targeted Overcollateralization Amount	$35,950,934.10
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$35,950,934.10

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$12,190,722.41
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$12,190,722.41
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$12,190,722.41

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	January 2013
Payment Date	2/15/2013
Transaction Month	25

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		85	$236,303.11
(Recoveries)		97	$24,407.51
Net Losses for Current Collection Period			$211,895.60
Cumulative Net Losses Last Collection Period			$5,961,065.01
Cumulative Net Losses for all Collection Periods			$6,172,960.61

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.55%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.06%	540	$9,049,570.88
61-90 Days Delinquent	0.28%	66	$1,231,980.22
91-120 Days Delinquent	0.06%	14	$260,260.87
Over 120 Days Delinquent	0.21%	47	$940,468.52
Total Delinquent Receivables	2.61%	667	$11,482,280.49

Repossession Inventory:
Repossessed in the Current Collection Period		38	$823,776.86
Total Repossessed Inventory		46	$1,019,529.41

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.5326%
Preceding Collection Period			0.9470%
Current Collection Period			0.5625%
Three Month Average			0.6807%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.3770%
Preceding Collection Period			0.4898%
Current Collection Period			0.4225%
Three Month Average			0.4298%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2013

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer